Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Multi-Sector Income Fund
Entity Central Index Key	0001761673
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
American Funds Multi-Sector Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class A
Trading Symbol	MIAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.75% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class C
Trading Symbol	MIAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.45% *
*Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class T
Trading Symbol	MIAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 21	0.42% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-1
Trading Symbol	MIAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.75% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-2
Trading Symbol	MIAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 24	0.48% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-3
Trading Symbol	MIAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-A
Trading Symbol	CMBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 37	0.73% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-C
Trading Symbol	CMBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 76	1.50% *
*Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-E
Trading Symbol	CMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 48	0.95% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-T
Trading Symbol	CMBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.49% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-1
Trading Symbol	CMBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 28	0.56% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-2
Trading Symbol	CMBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 23	0.46% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-3
Trading Symbol	CMBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 22	0.43% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-1
Trading Symbol	RMDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.40% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-2
Trading Symbol	RMDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.31% *
*Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-2E
Trading Symbol	RMDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 51	1.00% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-3
Trading Symbol	RMDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.96% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-4
Trading Symbol	RMDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.67% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key
fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-5E
Trading Symbol	RMDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.50% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-5
Trading Symbol	RMDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 21	0.42% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-6
Trading Symbol	RMDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What
were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 18,332,000,000
Holdings Count | Holding	2,127
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 18,332
Total number of portfolio holdings	2,127
Portfolio turnover rate including mortgage dollar roll transactions	61%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.

[1]	Annualized.